Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On January 8, 2016, to obtain funding for working capital purposes and to refinance the indebtedness incurred on December 10, 2015, the Company issued an unsecured, non-convertible promissory note in the principal amount of $3,810,000 (the “Note”) to Dr. Andrey Semechkin in return for Dr. Semechkin (i) surrendering the note issued to him by the Company on December 10, 2015 in the principal amount of $3,110,000, and (ii) providing an additional $700,000 of funds to the Company. Dr. Semechkin is the Company’s Co-Chairman and Chief Executive Officer. The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable March 10, 2016, but may be pre-paid by the Company without penalty at any time.

On January 8, 2016, the Company entered into a Note Conversion Agreement with Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer (the “Conversion Agreement”). The Conversion Agreement provides for the conversion of the outstanding principal amount and all accrued and unpaid interest under, the promissory note issued to Dr. Semechkin on January 8, 2016 into shares of the Company’s common stock (the “Common Stock”), Series A warrants to purchase shares of Common Stock and Series B warrants to purchase shares of Common Stock (collectively, the “Warrants” and, together with the Common Stock, the “Securities”) on the terms and conditions equivalent to those offered to purchasers under the Company’s proposed offering set forth on the Registration Statement on Form S-1 (No. 333-205193).

In connection with the Conversion Agreement, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Dr. Semechkin which provides Dr. Semechkin with the right on one occasion to request registration of the common stock issued or issuable as part of the Securities, together with other shares of common stock issued to (or issuable on conversion of shares of preferred stock or exercise of warrants held by) Dr. Semechkin, his affiliates and members of his immediate family, but only at such time as the Company meets the requirements for the registration of securities on Form S-3, or such other registration statement allowing for an offering to be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933, as amended, and providing for the incorporation by reference (similar to Form S-3) of future filings pursuant to the Securities Exchange Act of 1934, as amended.

On February 8, 2016, the Company entered into a Corporate Guarantee Agreement (“Guarantee”) with St. John Properties, Inc. (“St. John”). The Company leases warehouse and office spaces from St. John related to its subsidiary, Lifeline Cell Technology (“LCT”). Pursuant to such lease agreement St. John agreed to pay approximately $183,000 for certain capital improvements to the leased facility (“Capital Expenses”), provided that LCT continues to occupy the facility for the duration of the lease. Under the terms of the Guarantee the Company is obligated to reimburse St. John for the Capital Expenses if LCT ceases to occupy the facility in breach of the lease. The Company’s maximum obligation under the Guarantee will not exceed the then current value of the Capital Expenses or the initial cost of approximately $183,000, whichever is less, and shall be reduced by approximately $26,000 per year until the expiration of the Lease, at which point the Guarantee shall become null and void.

On February 26, 2016, the Company entered into an amendment to its existing facilities lease with Jason Court Partners, LLC. The amendment extended the term of the lease for five years, subject to the Company’s right to terminate the lease after three years with six month advance written notice

On March 3, 2016, the Company entered into an amendment to its existing facilities lease with S Real Estate Holding LLC (an affiliate of our CEO and Executive Vice President and Chief Scientific Officer). The amendment extended the term of the lease for one year (until February 28, 2017) and provided for a 3% increase in monthly rent.

On March 9, 2016, to refinance the indebtedness incurred on January 8, 2016, the Company issued an unsecured, non-convertible promissory note in the principal amount of $3,810,000 to Dr. Andrey Semechkin in return for Dr. Semechkin (i) surrendering the note issued to him by the Company on January 8, 2016 in the principal amount of $3,810,000. The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum.  The Note is due and payable April 10, 2016. On March 15, 2016, the entire principal amount of promissory note issued on March 9, 2016, was converted to 3,810 shares of Series I-2 Preferred Stock, pursuant to a securities purchase agreement (the “Securities Purchase Agreement”), dated as of March 9, 2016.

On March 9,2016, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with three investors, which included two institutional investors and Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman providing for the issuance (the “Offering”) of (i) 2,000 shares of Series I-1 convertible preferred stock (the “Series I-1 Preferred Stock”) issuable to the institutional investors at a price of $1,000 per share, (ii) 4,310 shares of Series I-2 convertible preferred stock (the “Series I-2 Preferred Stock”, and together with the Series I-1 Preferred Stock, the “Preferred Stock”) issuable to Andrey Semechkin at a price of $1,000 per share, (iii) Series A Warrants (the “Series A Warrants”) to purchase up to approximately 3.6 million shares of common stock at an initial exercise price of $3.64 per share with a term of five years, (iv) Series B Warrants (the “Series B Warrants”) to purchase up to approximately 3.6 million shares of common stock at an initial exercise price of $1.75 per share with a term of six months and (v) Series C Warrants (the “Series C Warrants”, together with the Series A Warrants and the Series B Warrants, collectively, the “Investor Warrants”) to purchase up to approximately 3.6 million shares of common stock at an initial exercise price of $1.75 per share with a term of twelve months. The closing of the Offering occurred on or about March 15, 2016 (the “Closing Date”), subject to satisfaction of customary closing conditions set forth in the Purchase Agreement. The Purchase Agreement also contains representations, warranties, indemnification and other provisions customary for transactions of this nature. The Company received cash proceeds of $2.5 million on the closing date.

Rodman & Renshaw, a unit of H.C. Wainwright & Co., LLC. (the “Placement Agent”) acted as the exclusive placement agent for the Offering pursuant to a placement agency engagement letter, dated as of March 9, 2016, by and between the Placement Agent and the Company (the “Engagement Letter”). Upon the closing of the Offering, pursuant to the Engagement Letter, the Placement Agent received a placement agent fee of $200,000 and a warrant to purchase approximately 343,000 shares of common stock (the “Placement Agent Warrant”, together with the Investor Warrants, the “Warrants”) as well as the reimbursement of fees and expenses up to $50,000. Similar to the Series A Warrant, the Placement Warrant will have an initial exercise price of $3.64 per share, be immediately exercisable and will terminate on five years after the date of issuance.

Subject to certain ownership limitations with respect to the Series I-1 Preferred Stock, the Preferred Stock is convertible at any time into shares of Common Stock at an initial conversion price of $1.75 per share. The Preferred Stock is non-voting, is only entitled to dividends in the event that dividends are paid on the Common Stock, and will not have any preferences over the Common Stock, except that the Preferred Stock shall have preferential liquidation rights over the Common Stock. Other than the Series I-1 Preferred Stock having a beneficial ownership limitation, the Series I-1 Preferred Stock and Series I-2 Preferred Stock are substantially identical. The conversion price of the Preferred Stock is subject to certain resets as set forth in the Certificates of Designation, including the date of any future amendment to the certificate of incorporation with respect to a reverse stock split, the effectiveness dates of the registration statements and, in certain instances, the six and twelve month anniversaries of the Closing Date.

The Warrants are immediately exercisable and the exercise price of the Warrants is subject to certain reset adjustments as set forth in the forms of Warrant, including the date of any future amendment to the Company’s certificate of incorporation with respect to a reverse stock split, the effectiveness dates of the registration statements and, in certain instances, the six and twelve month anniversaries of the date of issuance of the Warrants.

The Company has also entered into a registration rights agreement (the “Registration Rights Agreement”) with the institutional investors pursuant to which the Company is obligated to file, within forty-five calendar days of the closing of the Offering, a registration statement to register the resale of (i) 200% of the shares of Common Stock issuable upon conversion of the Preferred Stock sold to the institutional investors, (ii) 100% of the shares of Common Stock issuable upon exercise of the Series A Warrants held by the institutional investors, and (iii) 200% of the shares of Common Stock issuable upon exercise of the Series B Warrants and Series C Warrants held by the institutional investors. Additionally, the Registration Rights Agreement provides for certain monetary penalties if the registration statements are not filed or declared effective prior to certain dates as set forth in the Registration Rights Agreement.

On March 24, 2016, the Company, granted a total of approximately 1 million shares of stock options at an exercise price of $3.75 to certain of the Company’s officers and employees.